As filed with the Securities and Exchange Commission on August 16, 2013

1933 Act Registration No. 033-37971

1940 Act Registration No. 811-06223

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 36	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 37	☒

LEGG MASON TAX-FREE INCOME FUND

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485(b)
☐	on , pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485 (a)(1)
☐	on , pursuant to Rule 485 (a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus for Legg Mason Investment Counsel Maryland Tax-Free Income Trust, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 35 to the Registrant’s registration statement on July 24, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON TAX-FREE INCOME FUND, hereby certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 36 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 16th day of August, 2013.

LEGG MASON TAX-FREE INCOME FUND

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Jennifer W. Murphy*	Chair and Trustee	August 16, 2013
Jennifer W. Murphy

/s/ Kenneth D. Fuller	President (Principal Executive	August 16, 2013
Kenneth D. Fuller	Officer) and Chief Executive Officer

/s/ Ruby P. Hearn*	Trustee	August 16, 2013
Ruby P. Hearn

/s/ Arnold L. Lehman*	Trustee	August 16, 2013
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee	August 16, 2013
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee	August 16, 2013
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee	August 16, 2013
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee	August 16, 2013
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee	August 16, 2013
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee	August 16, 2013
Robert M. Tarola

/s/ Richard F. Sennett	Principal Financial and	August 16, 2013
Richard F. Sennett	Accounting Officer

*By:	/s/ Richard Wachterman
Richard Wachterman
Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON TAX-FREE INCOME FUND

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of KENNETH D. FULLER, RICHARD SENNETT, ERIN K. MORRIS, CHRISTOPHER BERARDUCCI, ROBERT I. FRENKEL, RICHARD WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ROSEMARY D. EMMENS, YI CHIA RACHEL KUO, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Kenneth D. Fuller	May 10, 2013
Kenneth D. Fuller

/s/ Ruby P. Hearn	May 10, 2013
Ruby P. Hearn

/s/ Arnold L. Lehman	May 10, 2013
Arnold L. Lehman

/s/ Robin J.W. Masters	May 10, 2013
Robin J.W. Masters

/s/ Jill E. McGovern	May 10, 2013
Jill E. McGovern

/s/ Arthur S. Mehlman	May 10, 2013
Arthur S. Mehlman

/s/ Jennifer W. Murphy	May 16, 2013
Jennifer W. Murphy

/s/ G. Peter O’Brien	May 10, 2013
G. Peter O’Brien

/s/ S. Ford Rowan	May 10, 2013
S. Ford Rowan

/s/ Robert M. Tarola	May 10, 2013
Robert M. Tarola

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase